CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units Number	Shares and Equity Units Amount USD ($)	Contributed Surplus USD ($)	Warrant value USD ($)	Stock Options amount USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Balance at Dec. 31, 2011				$ 244,023,265	$ 5,171,603		$ 17,143,278	$ (292,183,986)	$ 41,742
Balance, (in shares) at Dec. 31, 2011		59,043,972	500,236
Net loss								(10,025,101)
Other comprehensive income									169,941
Stock option compensation							2,682,742
Fair value of options exercised				63,137			(63,137)
Common shares issued for:
Convertible notes restructure				37,185,877
Convertible notes restructure (in shares)		12,412,501
Option exercises				81,925
Option exercises (in shares)		52,500
Services				2,128,575
Services (in shares)		702,500
Balance at Dec. 31, 2012	6,419,861			283,482,779	5,171,603		19,762,883	(302,209,087)	211,683
Balance (in shares) at Dec. 31, 2012		72,211,473	500,236
Net loss								(11,162,574)
Other comprehensive loss									(265,132)
Stock option compensation							540,151
Fair value of options exercised				481,704			(481,704)
Fair value of warrants issued						543,915
Common shares issued for:
Private placement				4,478,566
Private placement (in shares)		1,750,000
Option exercises				643,361
Option exercises (in shares)		1,491,020
Debt settlement				2,175
Debt settlement (in shares)		750
Balance at Sep. 30, 2013				$ 289,088,585	$ 5,171,603	$ 543,915	$ 19,821,330	$ (313,371,661)	$ (53,449)
Balance (in shares) at Sep. 30, 2013		75,453,243	500,236